CONSIDERATION RECEIVABLE, NET	12 Months Ended
Dec. 31, 2015
CONSIDERATION RECEIVABLE, NET [Abstract]
CONSIDERATION RECEIVABLE, NET

7. CONSIDERATION RECEIVABLE, NET

Consideration receivables consisted of the following:

	As of December 31,
	2014	2015
	RMB	RMB

Receivables resulting from disposals (Note i)	14,000	14,000
Funding due from CEIHL (Note iii)	50,000	-
Receivable resulting from disposal of Taishidian Holding (Note ii)	234,500	30,000
Sub-total	298,500	44,000
Less: allowance for doubtful accounts (Note i & ii)	(164,700)	(35,500)
Total	133,800	8,500

Allowance for doubtful accounts:

	As of December 31,
	2014	2015
	RMB	RMB

Balance at beginning of year	(191,594)	(164,700)
Addition (Note i & ii)	(40,000)	(35,300)
Written off (Note i & ii)	66,894	164,500
Balance at end of year	(164,700)	(35,500)

(Note i)
In the fourth quarter of 2011, the Group decided to concentrate its resources and focus on the Group's core businesses. On December 2, 2011, the Company sold Xi'an Tutoring, Shandong Software Companies, Guangzhou HP Tutoring, Tianjin Holding to Beijing Tongshengle Investment Co., Ltd., (“Tongshengle”) for cash consideration of RMB 35,000, and RMB 21,000 of which has been received by December 31, 2012. A bad debt allowance of RMB 200 was provided in 2012. In 2015, the Group provided an additional allowance of RMB 5,300 by reducing the net receivables, after netting of payable balance, from Tongshengle to zero after assessing the collectability.

(Note ii)
On July 25, 2013, the Group entered in a letter for intent with Kunshan Venture to transfer the equity interest of Taishidian Holding, with consideration of RMB 234,500. The legal title of Taishidian Holding has been transferred to Kunshan Venture in July 2013, and the Group has no continuing involvement in Taishidian Holding since that. Management assessed the recoverable value with best estimation to be approximately RMB 110,000. Bad debt provision of RMB 124,500 was provided for the excessive portion and was included in the disposal loss in 2013. On February 6, 2015, the receivable balance of RMB 234,500 was transferred to Suzhou Hezhijia Investment Management Limited with a consideration of RMB 70,000. Therefore, the difference of RMB 40,000 between the carrying amount of RMB 110,000 and the consideration of RMB 70,000 was recognized as bad debt in 2014. Following the transfer, the gross balance of the receivable was reduced to RMB 70,000 from RMB 234,500. In February 2015, the Group received RMB 40,000 of the consideration. By the end of 2015, the Group had not collected the remaining balance. After assessing the collectability, management provided an allowance of RMB 30,000.

(Note iii)	The balance represented the funding due from CEIHL pursuant to the Restructuring Plan. See Note 14 for details. The entire balance has been collected in February 2015.